INVESTMENTS IN SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2017
INVESTMENTS IN SUBSIDIARIES
Schedule of information about significant subsidiaries

			Equity interest held by the Group
	Country of incorporation	Nature of subsidiary
Name of significant subsidiary			2017	2016
VEON Amsterdam B.V.	Netherlands	Holding	100%	100%
VEON Holdings B.V.	Netherlands	Holding	100%	100%
PJSC VimpelCom	Russia	Operating	100%	100%
JSC "Kyivstar"	Ukraine	Operating	100%	100%
LLP "KaR-Tel"	Kazakhstan	Operating	75.0%	75.0%
LLC "Tacom"	Tajikistan	Operating	98.0%	98.0%
LLC "Unitel"	Uzbekistan	Operating	100%	100%
LLC "VEON Georgia"	Georgia	Operating	80.0%	80.0%
CJSC "VEON Armenia"	Armenia	Operating	100%	100%
LLC "Sky Mobile"	Kyrgyzstan	Operating	50.1%	50.1%
VimpelCom Lao Co. Ltd.	Lao PDR	Operating	78.0%	78.0%
VEON Luxembourg Holdings S.à r.l.	Luxembourg	Holding	100%	100%
VEON Luxembourg Finance Holdings S.à r.l.	Luxembourg	Holding	100%	100%
VEON Luxembourg Finance S.A.	Luxembourg	Holding	100%	100%
Global Telecom Holding S.A.E	Egypt	Holding	57.7%	51.9%
Omnium Telecom Algérie S.p.A.*	Algeria	Holding	26.3%	23.7%
Optimum Telecom Algeria S.p.A.*	Algeria	Operating	26.3%	23.7%
Pakistan Mobile Communications Limited	Pakistan	Operating	49.0%	44.0%
Banglalink Digital Communications Limited	Bangladesh	Operating	57.7%	51.9%
Wind Telecom S.p.A.**	Italy	Holding	—	100%

*           The Group has concluded that it controls Omnium Telecom Algérie S.p.A and Optimum Telecom Algeria S.p.A even though its subsidiary, Global Telecom Holding S.A.E. owns less than 50% of the ordinary shares. This is because the Company can exercise operational control through a shareholders' agreement.

**           On December 1, 2017, Wind Telecom S.p.A. merged into VEON Holdings.

Schedule of information about materially partly-owned subsidiaries

	Equity interest held by NCIs		Book values of material NCIs		Profit / (loss) attributable to material NCIs
Name of significant subsidiary	2017	2016	2017	2016	2017	2016
LLP "KaR-Tel" ("Kar-Tel")	25.0%	25.0%	252	253	8	10
LLC "Sky Mobile" ("Sky Mobile")	49.8%	49.8%	167	164	3	(21)
Global Telecom Holding S.A.E ("GTH")	42.3%	48.1%	(778)	(219)	(40)	116
Omnium Telecom Algérie S.p.A. ("OTA")	73.7%	76.3%	1,235	1,332	100	141

Schedule of summarized income statement of subsidiaries before inter-company eliminations

	Kar-Tel			Sky Mobile			GTH			OTA
	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
Operating revenue	348	308	534	108	136	164	3,015	2,955	2,894	915	1,040	1,273
Operating expenses	(296)	(255)	(410)	(97)	(162)	(93)	(2,384)	(2,463)	(2,462)	(703)	(753)	(922)
Other (expenses) / income	(7)	2	97	(2)	(12)	29	(450)	(213)	(364)	(27)	(33)	(72)

Profit / (loss) before tax	45	55	221	9	(38)	100	181	279	68	185	254	279
Income tax expense	(13)	(14)	(51)	(4)	(5)	(10)	(375)	(144)	(115)	(49)	(69)	(106)

Profit / (loss) for the year	32	41	170	5	(43)	90	(194)	135	(47)	136	185	173

Total comprehensive income / (loss)	32	41	170	5	(43)	90	(194)	135	(47)	136	185	173

Attributed to NCIs	8	10	44	3	(21)	40	(40)	116	26	100	141	132
Dividends paid to NCIs	—	—	—	—	—	—	116	—	—	82	—	(57)

Schedule of summarized financial position of subsidiaries before inter-company eliminations

	Kar-Tel		Sky Mobile		GTH		OTA
	2017	2016	2017	2016	2017	2016	2017	2016
Property and equipment	184	203	79	80	2,028	2,314	517	531
Intangible assets	92	91	12	14	1,324	1,356	291	394
Other non-current assets	204	205	131	147	1,806	2,268	1,361	1,417
Trade and other receivables	22	16	6	6	250	222	31	44
Cash and cash equivalents	14	29	32	33	375	606	125	309
Other current assets	74	64	12	3	850	337	66	84
Financial liabilities	—	—	—	—	(3,072)	(2,903)	(128)	(343)
Provisions	(5)	(7)	(4)	(15)	(341)	(396)	(31)	(28)
Other liabilities	(84)	(94)	(22)	(29)	(1,876)	(1,787)	(400)	(492)

Total equity	501	507	246	239	1,344	2,017	1,832	1,916

Attributed to:
Equity holders of the parent	249	254	79	75	2,157	2,236	597	584
Non-controlling interests	252	253	167	164	(778)	(219)	1,235	1,332

Schedule of summarized cash flow statement of subsidiaries before inter-company eliminations

	Kar-Tel			Sky Mobile			GTH			OTA
	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
Net operating cash flows	105	99	137	23	58	81	877	1,077	(339)	345	446	(706)
Net investing cash flows	(73)	(124)	(363)	(24)	45	(65)	(924)	(473)	(823)	(172)	(238)	(201)
Net financing cash flows	(48)	(83)	(110)	—	(115)	(88)	(157)	(492)	(1,032)	(350)	(288)	(1,270)
Effect of exchange rate changes on cash and cash equivalents	—	1	(5)	—	(1)	(3)	(18)	(14)	(151)	(7)	(14)	(153)

Net increase / (decrease) in cash equivalents	(16)	(107)	(341)	(1)	(13)	(75)	(222)	98	(2,345)	(184)	(94)	(2,330)